Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of debt obligations
Debt consists of the following obligations as of:

	September 30, 2019	December 31, 2018

Term loan	277,688	300,000
Line of credit	—	46,500
Commercial equipment notes	3,820	5,341
Total principal due for long-term debt	281,508	351,841
Unamortized debt discount and issuance costs	(23,783)	(23,534)
Less: Current portion of long-term debt	(31,119)	(32,580)
Long-term debt, less current portion	226,606	295,727

Debt - Series B Preferred Stock (1)	104,135	—
Unamortized debt discount and issuance costs	(27,369)	—
Long-term Series B Preferred Stock	76,766	—

Debt consists of the following obligations as of:

	December 31,
(in thousands)	2018	2017
Line of credit - short-term	$—	$33,674

Term loan	$300,000	$—
Line of credit	46,500	—
Commercial equipment notes	5,341	—
Total principal due for long-term debt	351,841	—
Unamortized debt discount and issuance costs	(23,534)	—
Less: Current portion of long-term debt	(32,580)	—
Long-term debt, less current portion	$295,727	$—

Contractual maturities of debt obligations
Contractual Maturities

Contractual maturities of the Company's debt and capital lease (see Note 10. Commitments and Contingencies) obligations as of September 30, 2019 (in thousands):

Remainder of 2019	$13,965
2020	55,988
2021	51,826
2022	47,276
2023	32,905
Thereafter	257,591
Total contractual obligations	$459,551

Contractual maturities of the Company's outstanding principal on debt obligations as of December 31, 2018 are as follows:

(in thousands)	Maturities
2019	$32,580
2020	31,518
2021	30,761
2022	30,369
2023	76,575
Thereafter	150,038
Total	$351,841